Estimated Fair Values of Assets Acquired, Liabilities Assumed and Non-Controlling Interest (Detail) (Variable Interest Entity, Primary Beneficiary, Atlantic Aviation, USD $)
In Thousands, unless otherwise specified
Jan. 31, 2013
Variable Interest Entity, Primary Beneficiary | Atlantic Aviation
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Cash and cash equivalents	$ 1,824
Property and equipment	97
Other current assets	422
Intangible assets - Indefinite life AOC	638
Shareholder's loan	897
Other current liabilities	(378)
Non-controlling interest	(105)
Purchase consideration	$ 3,395